Current financial assets and Cash and cash equivalents	6 Months Ended
Jun. 30, 2026
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Current financial assets and Cash and cash equivalents

Note 11. Current financial assets and Cash and cash equivalents

As of December 31, 2025	Carrying amount	Unrealized Gains/(Losses)	Estimated fair value
		$ in thousands

Restricted cash	2,048	-	2,048
Derivatives	234	-	234
Other current financial assets (deposits)	144,848	-	144,848
Current financial assets	147,130	-	147,130
Cash and cash equivalents	61,533	-	61,533
Current financial assets and cash and cash equivalents	208,663	-	208,663

As of June 30, 2026	Carrying amount	Unrealized Gains/(Losses)	Estimated fair value
		$ in thousands

Restricted cash	160	-	160
Derivatives	1	-	1
Other current financial assets (deposits)	131,095	-	131,095
Current financial assets	131,257	-	131,257
Cash and cash equivalents	35,590	-	35,590
Current financial assets and cash and cash equivalents	166,847	-	166,847

11.1 Current financial assets

As of June 30, 2026, current financial assets are mainly composed of $131.1 million deposit with a term of more than three months that does not meet IAS 7 requirements to qualify as cash equivalents.

As of December 31, 2025, current financial assets were composed of (i) a $144.8 million deposit with a term of more than three months that does not meet IAS 7 requirements to qualify as cash equivalents and (ii) $2.0 million of short-term restricted cash mainly related to our lease agreement for equipment in our Raleigh manufacturing site.

11.2 Cash and cash equivalents

	As of December 31,	As of June 30,
	2025	2026
	$ in thousands
Cash and bank accounts	45,915	32,946
Fixed bank deposits	15,618	2,644
Total cash and cash equivalents	61,533	35,590

Fixed bank deposits have fixed terms that are less than three months or are readily convertible to a known amount of cash and are subject to an insignificant risk of changes in value.